Discontinued Operations (Details) - Schedule of Disposal of Discontinued Operation - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Gain on disposal of discontinued operation:
Consideration	$ 1
Carrying amount of net liabilities sold	2,084,536
Derecognition of non-controlling interests	(569,360)
Gain on disposal of discontinued operation	$ 1,515,177